Outstanding and Exercisable Share Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Range Exercise Price Minimum	$ 8.6
Options Outstanding Number of Shares	4,350,631
Options Outstanding Weighted Average Remaining Contractual Life	4.67
Options Outstanding Weighted Average Exercise Price	$ 23.01
Options Exercisable Number of Shares	2,256,098
Options Exercisable Weighted Average Exercise Price	$ 23.54
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.60
Options Outstanding Number of Shares	12,940
Options Outstanding Weighted Average Remaining Contractual Life	0.13
Options Outstanding Weighted Average Exercise Price	$ 8.60
Options Exercisable Number of Shares	12,940
Options Exercisable Weighted Average Exercise Price	$ 8.60
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 10.42
Options Outstanding Number of Shares	20,000
Options Outstanding Weighted Average Remaining Contractual Life	1.04
Options Outstanding Weighted Average Exercise Price	$ 10.42
Options Exercisable Number of Shares	20,000
Options Exercisable Weighted Average Exercise Price	$ 10.42
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 11.00
Options Outstanding Number of Shares	274,767
Options Outstanding Weighted Average Remaining Contractual Life	1.09
Options Outstanding Weighted Average Exercise Price	$ 11.00
Options Exercisable Number of Shares	274,767
Options Exercisable Weighted Average Exercise Price	$ 11.00
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.47
Options Outstanding Number of Shares	630
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 15.47
Options Exercisable Number of Shares	270
Options Exercisable Weighted Average Exercise Price	$ 15.47
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	103,000
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	81,800
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	6.83
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Number of Shares	30,000
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	30,000
Options Outstanding Weighted Average Remaining Contractual Life	6.85
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.00
Options Outstanding Number of Shares	58,000
Options Outstanding Weighted Average Remaining Contractual Life	1.83
Options Outstanding Weighted Average Exercise Price	$ 18.00
Options Exercisable Number of Shares	58,000
Options Exercisable Weighted Average Exercise Price	$ 18.00
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	9,000
Options Outstanding Weighted Average Remaining Contractual Life	3.87
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	7,200
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	21,000
Options Outstanding Weighted Average Remaining Contractual Life	5.82
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	5.87
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	600,547
Options Outstanding Weighted Average Remaining Contractual Life	6.17
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	149,058
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares	185,000
Options Outstanding Weighted Average Remaining Contractual Life	7.14
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	462,831
Options Outstanding Weighted Average Remaining Contractual Life	2.12
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	462,831
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.76
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	2.31
Options Outstanding Weighted Average Exercise Price	$ 21.76
Options Exercisable Number of Shares	1,000
Options Exercisable Weighted Average Exercise Price	$ 21.76
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.10
Options Outstanding Number of Shares	800
Options Outstanding Weighted Average Remaining Contractual Life	4.56
Options Outstanding Weighted Average Exercise Price	$ 22.10
Options Exercisable Weighted Average Exercise Price	$ 22.10
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	415,953
Options Outstanding Weighted Average Remaining Contractual Life	4.15
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	229,621
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.30
Options Outstanding Number of Shares	608,073
Options Outstanding Weighted Average Remaining Contractual Life	7.32
Options Outstanding Weighted Average Exercise Price	$ 22.30
Options Exercisable Weighted Average Exercise Price	$ 22.30
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.60
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	2.65
Options Outstanding Weighted Average Exercise Price	$ 22.60
Options Exercisable Number of Shares	2,000
Options Exercisable Weighted Average Exercise Price	$ 22.60
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.20
Options Outstanding Number of Shares	4,000
Options Outstanding Weighted Average Remaining Contractual Life	5.70
Options Outstanding Weighted Average Exercise Price	$ 23.20
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 23.20
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares	9,580
Options Outstanding Weighted Average Remaining Contractual Life	7.57
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	5.18
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Number of Shares	150,000
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	507,728
Options Outstanding Weighted Average Remaining Contractual Life	5.17
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	196,667
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	5.38
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares	960
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.27
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.81
Options Outstanding Weighted Average Exercise Price	$ 26.27
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 26.27
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares	12,450
Options Outstanding Weighted Average Remaining Contractual Life	7.70
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 27.91
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	5.41
Options Outstanding Weighted Average Exercise Price	$ 27.91
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 27.91
Range 28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	8,000
Options Outstanding Weighted Average Remaining Contractual Life	5.32
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	3,200
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	685,932
Options Outstanding Weighted Average Remaining Contractual Life	3.15
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	555,384
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.05
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	3.40
Options Outstanding Weighted Average Exercise Price	$ 36.05
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 36.05
Range 31
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.20
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.33
Options Outstanding Weighted Average Exercise Price	$ 36.20
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 36.20
Range 32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	3.67
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 41.25